Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012
Consolidated Statements Of Comprehensive Income (Loss)
Net income (loss)	$ 939		$ (639)
Other comprehensive income (loss):
Gross unrealized holding gains (losses) on securities available for sale, net of deferred income tax of $792,000 and $(342,000), respectively	(1,202)	[1]	511	[1]
Gross unrealized holding gains transferred to income on sale or call of securities, net of deferred income tax of $313,000	0		(469)
Retirement plan (loss) gain, net of deferred income tax of $361,000 and $(21,000), respectively	(548)		33
Retirement plan amortization, net of deferred income tax of $(7,000) and $(12,000), respectively	11	[2]	18	[2]
Other comprehensive income (loss)	(1,739)		93
Comprehensive (loss)	$ (800)		$ (546)

[1]	Net gains on sale of available for sale securities and the related income tax are reflected in the consolidated statement of operations within the net gain on sale of securities and income tax expense (benefit) lines, respectively.
[2]	Retirement plan amortization and related income tax are reflected in the consolidated statement of operations within the salaries and benefits and income tax expense (benefit) lines, respectively.